Nationwide Life Insurance Company • Nationwide Variable Account

Prospectus supplement dated September 20, 2012 to the

Successor prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective September 21, 2012, the following underlying mutual fund will be liquidated and will be merged into the new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Oppenheimer Champion Income Fund: Class A	Oppenheimer Global Strategic Income Fund: Class A